Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 324,506
Long-term Debt	0	320,291
Long-term Debt, Current Maturities	0	(15,500)
Long-term Debt, Excluding Current Maturities	0	304,791
Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	0	53,339
Revolving Credit Facility and Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 0	$ (4,215)